Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings Per Share
16. Earnings Per Share
The calculation of the basic and diluted EPS is as follows:

	March 31, 2024	March 31, 2023
Basic and diluted net loss per share
Numerator:
Allocation of net loss	(6,478)	(11,231)
Denominator:
Weighted average shares outstanding	67,663,377	53,828,655

Basic and diluted net loss per share	(0.10)	(0.21)

The following table presents potentially dilutive securities that were not included in the computation of diluted net loss per share as their inclusion would be anti-dilutive:

	March 31, 2024	March 31, 2023
GEM warrants	1,734	1,734
Private warrants	7,270	7,270
Public warrants	13,800	13,800

Total	22,804	22,804

17. Earnings Per Share
The calculation of the basic and diluted EPS is as follows:

	December 31, 2023	December 31, 2022
Basic and diluted net loss per share
Numerator:
Allocation of net loss	(18,657)	(61,606)
Denominator:
Weighted average shares outstanding	54,769,568	48,044,313

Basic and diluted net loss per share	(0.34)	(1.28)

The following table presents potentially dilutive securities that were not included in the computation of diluted net loss per share as their inclusion would be anti-dilutive:

	December 31, 2023	December 31, 2022
GEM warrants	1,734
Private warrants	7,270	—
Public warrants	13,800	—

Total	22,804	—